LEASES (Tables)	12 Months Ended
Dec. 31, 2021
LEASES
Summary of total operating lease expenses

For the year ended December 31, 2021:
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	17,896
Right-of-use assets obtained in exchange for new lease obligations:	4,964

As of December 31, 2021:
Weighted average remaining lease term	7.82	year
Weighted average discount rate	7.66%

Summary of maturity analysis of the annual undiscounted cash flows

Years ending December 31,
2022	16,901
2023	17,822
2024	12,869
2025	11,140
2026	8,853
2027 and thereafter	37,811
Less: imputed interest	25,817
Total operating lease liabilities	79,579
Less: current operating lease liabilities	13,890
Non-current operating lease liabilities	65,689